DEFERRED REVENUE (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredRevenueLineItems [Line Items]
Current deferred revenue	$ 4,567	$ 4,936	$ 0
Noncurrent deferred revenue	33,160	33,716	0
Total deferred revenue	37,727	38,652	0
Pre-sold toll milling
DisclosureOfDeferredRevenueLineItems [Line Items]
Total deferred revenue	$ 37,727	$ 38,652	$ 0